Financial Instruments and Financial Risk Management - Summary of Interest Rate Derivatives (Details) - 12 months ended Dec. 31, 2019	USD ($)	CAD ($)
Liability
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Fair value	$ (1,303,000)
Current Liabilities
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Fair value	(649,000)
Non-Current Liabilities
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Fair value	(684,000)
Current Assets
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Fair value	$ 30,000
Less than 1 Year
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Average B.A. rate	0.99%
Notional Contract Amount	$ 293,750,000	$ 75,000,000
Average Libor rate	1.90%
Fair value	$ (619,000)
1 to 2 Years
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Average B.A. rate	0.00%
Notional Contract Amount	$ 100,000,000
Average Libor rate	1.92%
Fair value	$ (342,000)
2 to 3 Years
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Average B.A. rate	0.00%
Notional Contract Amount	$ 100,000,000
Average Libor rate	1.92%
Fair value	$ (342,000)